UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4980

TCW Strategic Income Fund, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA	90017

(Address of principal executive offices)	(Zip code)

Philip K. Holl, Esq. Secretary 865 South Figueroa Street, Suite 1800 Los Angeles, CA 90017
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(213) 244-0000

Date of fiscal year end:	December 31, 2010

Date of reporting period:	March 31, 2010

Item 1.	Schedule of Investments.

The schedule of investments for the period ended March 31, 2010 is filed herewith.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—MARCH 31, 2010 (UNAUDITED)

Principal Amount		Value
	Fixed Income Securities
	Asset Backed Securities (0.8%)

$1,376,834	Aerco, Ltd., (2A-A3), (144A), 0.69%, due 07/15/25(1)(2)	$812,332
485,400	Babcock & Brown Air Funding, Ltd., (07-1A-G1), (144A), 0.53%, due 10/14/33(1)(2)	368,904
821,667	GE SeaCo Finance SRL, (05-1A-A), (144A), 0.48%, due 11/17/20(1)(2)	715,790

	Total Asset Backed Securities (Cost: $1,882,273)	1,897,026

	Collateralized Mortgage Obligations (90.5%)

	Private Mortgage-Backed Securities (67.2%)
5,250,000	Adjustable Rate Mortgage Trust, (05-11-2A3), 5.189%, due 02/25/36(2)	1,587,703
2,711,050	Adjustable Rate Mortgage Trust, (05-4-6A22), 3.407%, due 08/25/35(2)	1,227,753
3,488,817	American Home Mortgage Assets, (05-2-2A1A), 3.705%, due 01/25/36(2)	1,826,921
3,316,625	Banc of America Funding Corp., (07-6-A2), 0.526%, due 07/25/37(2)	2,065,344
3,000,000	Banc of America Mortgage Securities, Inc., (06-2-A2), 6%, due 07/25/46(2)	2,374,061
3,264,879	Bear Stearns Adjustable Rate Mortgage Trust, (07-4-22A1), 5.958%, due 06/25/47(2)	2,532,005
2,523,379	Bear Stearns Alternative Loan Trust, (04-8-1A), 0.596%, due 09/25/34(2)	1,938,644
2,277,028	Bear Stearns Alternative Loan Trust, (06-2-22A1), 5.772%, due 03/25/36(2)	1,315,676
1,927,159	Bear Stearns Asset-Backed Securities Trust, (06-IM1-A1), 0.476%, due 04/25/36(2)	893,088
4,103,834	Citigroup Mortgage Loan Trust, Inc., (05-8-1A1A), 5.247%, due 10/25/35(2)	2,987,596
1,579,777	Citigroup Mortgage Loan Trust, Inc., (05-8-2A5), 5.5%, due 09/25/35	1,390,031
2,309,901	Citigroup Mortgage Loan Trust, Inc., (06-AR6-1A1), 6.008%, due 08/25/36(2)	1,921,798
3,500,000	CitiMortgage Alternative Loan Trust, (06-A3-1A7), 6%, due 07/25/36(2)	2,532,799
2,000,000	CitiMortgage Alternative Loan Trust, (06-A5-1A8), 6%, due 10/25/36	1,252,677
2,964,947	Countrywide Alternative Loan Trust, (06-15CB-A1), 6.5%, due 06/25/36	1,582,554
2,723,304	Countrywide Alternative Loan Trust, (06-36T2-1A4), 5.75%, due 12/25/36	1,782,029
2,477,174	Countrywide Alternative Loan Trust, (06-5T2-A3), 6%, due 04/25/36	1,988,568
3,000,000	Countrywide Alternative Loan Trust, (07-11T1-A21), 6%, due 05/25/37(2)	1,851,700
4,000,000	Countrywide Alternative Loan Trust, (07-12T1-A5), 6%, due 06/25/37	2,356,810
2,873,091	Countrywide Alternative Loan Trust, (07-16CB-4A7), 6%, due 08/25/37	2,089,100
2,809,770	Countrywide Alternative Loan Trust, (07-18CB-2A25), 6%, due 08/25/37	2,023,018
5,412,473	Countrywide Alternative Loan Trust, (07-19-1A34), 6%, due 08/25/37	3,680,680
3,000,000	Countrywide Alternative Loan Trust, (07-19-1A4), 6%, due 08/25/37	1,956,776
2,600,272	Countrywide Alternative Loan Trust, (07-9T1-2A3), 6%, due 05/25/37	1,618,162
2,221,064	Countrywide Alternative Loan Trust, (08-2R-3A1), 6%, due 08/25/37	1,511,381
4,559,100	Countrywide Asset-Backed Certificates, (06-15-A6), 5.826%, due 10/25/46(2)	2,813,678
2,240,091	Countrywide Home Loans, (04-HYB4-B1), 3.832%, due 09/20/34(2)	303,401
163,698,154	Countrywide Home Loans, (06-14-X), 0.342%, due 09/25/36(I/O)(2)	2,280,856
201,149,115	Countrywide Home Loans, (06-15-X), 0.39%, due 10/25/36(I/O)(2)	3,368,302
4,017,872	Countrywide Home Loans, (06-HYB2-1A1), 3.549%, due 04/20/36(2)	2,280,240
3,900,000	Countrywide Home Loans, (07-J2-2A6), 6%, due 07/25/37(2)	2,589,876
3,416,557	Credit Suisse First Boston Mortgage Securities Corp., (05-12-1A1), 6.5%, due 01/25/36	2,383,504
2,353,111	Credit Suisse Mortgage Capital Certificates, (06-6-1A8), 6%, due 07/25/36	1,653,188
2,019,500	Credit Suisse Mortgage Capital Certificates, (06-7-1A3), 5%, due 08/25/36	1,491,000
32,386,239	Credit Suisse Mortgage Capital Certificates, (06-9-7A2), 6.304%, due 11/25/36(I/O) (I/F)(2)	4,495,660
1,373,119	Credit Suisse Mortgage Capital Certificates, (07-5-DB1), 7.027%, due 08/25/37(2)	10,472
5,500,000	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, (06-AB2-A2), 6.16%, due 06/25/36(2)	2,965,953
2,707,627	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, (06-AR6-A6), 0.436%, due 02/25/37(2)	1,497,539
3,392,260	GSAA Home Equity Trust, (06-13-AF6), 6.04%, due 07/25/36	1,877,141

See accompanying Notes to Schedule of Investments.

Principal Amount		Value
$398,134	GSAA Home Equity Trust, (06-19-A1), 0.336%, due 12/25/36(2)	$239,560
2,182,065	GSC Capital Corp. Mortgage Trust, (06-2-A1), 0.426%, due 05/25/36(2)	836,083
7,089,881	GSR Mortgage Loan Trust, (03-7F-1A4), 5.25%, due 06/25/33	6,313,636
69,252	GSR Mortgage Loan Trust, (04-3F-2A10), 17.198%, due 02/25/34(I/F)(2)	70,343
1,771,905	GSR Mortgage Loan Trust, (05-AR3-6A1), 4.159%, due 05/25/35(2)	1,434,173
3,787,911	GSR Mortgage Loan Trust, (06-1F-1A5), 29.172%, due 02/25/36(I/F) (TAC)(2)	4,273,933
1,407,310	Indymac INDA Mortgage Loan Trust, (07-AR7-1A1), 6.143%, due 11/25/37(2)	1,034,426
12,323,301	Indymac Index Mortgage Loan Trust, (06-AR13-A4X), 4.989%, due 07/25/36(I/O)(2)	868,170
3,879,342	JP Morgan Alternative Loan Trust, (07-A1-2A1), 5.916%, due 03/25/37(2)	2,202,085
4,000,000	JP Morgan Mortgage Trust, (05-A8-2A3), 4.954%, due 11/25/35(2)	3,170,790
3,691,573	JP Morgan Mortgage Trust, (07-S2-1A1), 5%, due 06/25/37	2,971,979
3,231,846	Lehman XS Trust, (05-1-3A2B), 4.8%, due 07/25/35	2,660,729
3,392,561	Lehman XS Trust, (07-14H-A211), 0.506%, due 07/25/47	1,608,844
3,372,442	MASTR Alternative Loans Trust, (07-HF1-4A1), 7%, due 10/25/47(2)	2,470,134
1,932,571	Merrill Lynch Mortgage Backed Securities Trust, (07-2-1A1), 5.8%, due 08/25/36(2)	1,509,468
3,511,829	Morgan Stanley Mortgage Loan Trust, (06-2-6A), 6.5%, due 02/25/36	2,686,633
2,942,698	Morgan Stanley Mortgage Loan Trust, (07-15AR-4A1), 6.12%, due 11/25/37(2)	1,849,511
6,389,679	Nomura Asset Acceptance Corp., (06-AR1-1A), 4.207%, due 02/25/36(2)	2,790,399
2,000,000	Nomura Asset Acceptance Corp., (07-1-1A2), 5.669%, due 03/25/47(2)	982,784
2,500,000	Novastar Home Equity Loan, (04-2-M4), 1.446%, due 09/25/34(2)	785,685
2,905,127	Prime Mortgage Trust, (06-DR1-2A1), (144A), 5.5%, due 05/25/35(1)	2,689,007
2,401,898	Residential Accredit Loans, Inc., (05-QA7-M1), 5.186%, due 07/25/35(2)	50,423
2,397,148	Residential Accredit Loans, Inc., (06-QS1-A3), 5.75%, due 01/25/36(PAC)	1,891,172
5,000,000	Residential Accredit Loans, Inc., (06-QS8-A3), 6%, due 08/25/36	2,833,151
1,484,379	Residential Accredit Loans, Inc., (07-QS6-A62), 5.5%, due 04/25/37(TAC)	960,593
2,779,000	Residential Asset Securitization Trust, (05-A8CB-A3), 5.5%, due 07/25/35(2)	1,595,712
2,750,000	Residential Asset Securitization Trust, (07-A2-1A1), 6%, due 04/25/37	1,572,454
10,291,982	Residential Asset Securitization Trust, (07-A5-AX), 6%, due 05/25/37(I/O)	1,525,297
211,415,893	Residential Funding Mortgage Securities, (06-S9-AV), 0.301%, due 09/25/36(I/O)(2)	1,640,503
1,764,963	Residential Funding Mortgage Securities I, (07-S6-1A10), 6%, due 06/25/37	1,343,154
5,000,000	Soundview Home Equity Loan Trust, (06-WF1-A3), 5.177%, due 10/25/36(2)	2,761,946
2,554,567	Structured Adjustable Rate Mortgage Loan Trust, (05-20-1A1), 5.836%, due 10/25/35(2)	1,843,594
3,173,459	Structured Adjustable Rate Mortgage Loan Trust, (05-23-3A1), 6.026%, due 01/25/36(2)	2,288,624
2,379,449	Structured Adjustable Rate Mortgage Loan Trust, (06-3-4A), 5.947%, due 04/25/36(2)	1,568,579
1,706,665	Structured Adjustable Rate Mortgage Loan Trust, (07-9-2A1), 5.813%, due 10/25/47(2)	1,049,093
757,454	Terwin Mortgage Trust, (06-17HE-A2A), (144A), 0.326%, due 01/25/38(1)(2)	501,579
3,814,537	Washington Mutual Alternative Mortgage Pass-Through Certificates, (05-7-3CB), 6.5%, due 08/25/35(2)	3,261,583
4,136,754	Washington Mutual Mortgage Pass-Through Certificates, (06-3-4CB), 6.5%, due 03/25/36	2,353,110
3,784,608	Washington Mutual Mortgage Pass-Through Certificates, (07-HY6-2A1), 5.662%, due 06/25/37(2)	2,869,073
1,553,063	Wells Fargo Mortgage Backed Securities Trust, (06-11-A8), 6%, due 09/25/36	1,260,621
2,488,900	Wells Fargo Mortgage Backed Securities Trust, (06-2-1A4), 18.711%, due 03/25/36(I/F)(2)	2,412,129
2,452,320	Wells Fargo Mortgage Backed Securities Trust, (06-AR10-5A1), 5.497%, due 07/25/36(2)	1,774,866
4,500,000	Wells Fargo Mortgage Backed Securities Trust, (07-8-2A10), 6%, due 07/25/37(PAC)	3,607,675
2,733,727	Wells Fargo Mortgage Backed Securities Trust, (07-AR3-A4), 5.978%, due 04/25/37(2)	2,058,697

	Total Private Mortgage-Backed Securities	164,769,684

See accompanying Notes to Schedule of Investments.

Principal Amount		Value
	U.S. Government Agency Obligations (23.3%)
$3,006,405	Federal Home Loan Mortgage Corp., (2654-CO), 0%, due 08/15/33(P/O)(3)	$1,955,255
4,646,147	Federal Home Loan Mortgage Corp., (2691-CO), 0%, due 10/15/33(P/O)(3)	4,258,118
1,419,904	Federal Home Loan Mortgage Corp., (2870-EO), 0%, due 10/15/34(P/O)(3)	995,484
1,561,552	Federal Home Loan Mortgage Corp., (2937-SW), 19.9%, due 02/15/35(I/F) (TAC)(2)	1,637,033
795,129	Federal Home Loan Mortgage Corp., (2950-GS), 21.1%, due 03/15/35(I/F)(2)	818,412
1,584,738	Federal Home Loan Mortgage Corp., (2951-NS), 21.1%, due 03/15/35(I/F)(2)	1,617,924
726,859	Federal Home Loan Mortgage Corp., (2990-JK), 21.084%, due 03/15/35(I/F)(2)	754,164
4,963	Federal Home Loan Mortgage Corp., (3000-SR), 19.4%, due 03/15/35(I/F) (TAC)(2)	4,998
3,072,062	Federal Home Loan Mortgage Corp., (3063-JS), 27.775%, due 11/15/35(I/F)(2)	3,408,797
508,645	Federal Home Loan Mortgage Corp., (3076-ZQ), 5.5%, due 11/15/35(PAC)	463,321
938,261	Federal Home Loan Mortgage Corp., (3092-CS), 18.579%, due 12/15/35(I/F) (TAC)(2)	978,664
976,872	Federal Home Loan Mortgage Corp., (3092-LO), 0%, due 12/15/35(P/O) (TAC)(3)	526,328
466,559	Federal Home Loan Mortgage Corp., (3092-OL), 0%, due 12/15/35(P/O)(3)	239,367
17,532,639	Federal Home Loan Mortgage Corp., (3122-SG), 5.4%, due 03/15/36(I/O) (I/F) (TAC) (PAC)(2)	1,627,308
1,375,284	Federal Home Loan Mortgage Corp., (3128-OJ), 0%, due 03/15/36(P/O)(3)	1,260,466
2,639,154	Federal Home Loan Mortgage Corp., (3185-SA), 10.746%, due 07/15/36(I/F)(2)	2,504,906
12,335,611	Federal Home Loan Mortgage Corp., (3323-SA), 5.88%, due 05/15/37(I/O) (I/F)(2)	864,186
287,438	Federal Home Loan Mortgage Corp., (3457-PO), 0%, due 09/15/36(P/O)(3)	287,008
5,912,893	Federal Home Loan Mortgage Corp., (3459-JS), 6.02%, due 06/15/38(I/O) (I/F)(2)	626,139
24,794,838	Federal National Mortgage Association, (04-53-QV), 1.59%, due 02/25/34(I/O) (I/F)(2)	977,073
2,847,319	Federal National Mortgage Association, (05-1-GZ), 5%, due 02/25/35	2,864,676
3,362,599	Federal National Mortgage Association, (05-13-JS), 22.02%, due 03/25/35(I/F)(2)	3,171,937
1,298,048	Federal National Mortgage Association, (05-44-TS), 19.013%, due 03/25/35(I/F) (TAC)(2)	1,333,276
1,538,745	Federal National Mortgage Association, (05-62-BO), 0%, due 07/25/35(P/O)(3)	1,219,699
799,808	Federal National Mortgage Association, (05-69-HO), 0%, due 08/25/35(P/O)(3)	678,685
722,624	Federal National Mortgage Association, (05-92-DT), 6%, due 10/25/35(I/F) (TAC)(2)	595,077
31,963,652	Federal National Mortgage Association, (06-117-GS), 6.404%, due 12/25/36(I/O) (I/F)(2)	2,910,473
428,442	Federal National Mortgage Association, (06-15-LO), 0%, due 03/25/36(P/O)(3)	380,023
1,867,348	Federal National Mortgage Association, (06-45-SP), 22.308%, due 06/25/36(I/F)(2)	1,970,727
1,183,732	Federal National Mortgage Association, (06-67-DS), 24.217%, due 07/25/36(I/F)(2)	1,224,458
8,926,327	Federal National Mortgage Association, (07-42-SE), 5.864%, due 05/25/37(I/O) (I/F)(2)	629,070
21,818,740	Federal National Mortgage Association, (07-48-SD), 5.854%, due 05/25/37(I/O) (I/F)(2)	1,915,031
8,983,533	Federal National Mortgage Association, (08-86-SH), 6.154%, due 12/25/38(I/O) (I/F)(2)	612,594
7,751,945	Federal National Mortgage Association, (09-69-CS), 6.504%, due 09/25/39(I/O) (I/F)(2)	542,862
4,271,870	Government National Mortgage Association, (05-45-DK), 21.08%, due 06/16/35(I/F)(2)	4,486,101
23,882,140	Government National Mortgage Association, (06-35-SA), 6.36%, due 07/20/36(I/O) (I/F)(2)	2,515,214
42,611,464	Government National Mortgage Association, (06-61-SA), 4.51%, due 11/20/36(I/O) (I/F) (TAC)(2)	2,441,015
24,475,485	Government National Mortgage Association, (08-58-TS), 6.16%, due 05/20/38(I/O) (I/F) (TAC)(2)	1,872,169

	Total U.S. Government Agency Obligations	57,168,038

	Total Collateralized Mortgage Obligations (Cost: $195,692,969)	221,937,722

	Corporate Bonds (6.9%)

	Airlines (1.3%)

1,927,719	Continental Airlines, Inc. Pass-Through Certificates, (00-2-A1), 7.707%, due 04/02/21(EETC)	1,950,610

See accompanying Notes to Schedule of Investments.

Principal Amount		Value
$1,250,000	Delta Air Lines, Inc. Pass-Through Certificates, (02-G2), 6.417%, due 07/02/12(EETC)	$1,253,125

	Total Airlines	3,203,735

	Banking (1.2%)
3,000,000	BankBoston Capital Trust IV, 0.852%, due 06/08/28(2)	2,006,102
1,400,000	Chase Capital III, 0.802%, due 03/01/27(2)	1,068,606

	Total Banking	3,074,708

	Electric Utilities (2.4%)
1,000,000	AES Corp., (144A), 8.75%, due 05/15/13(1)	1,020,000
1,000,000	Calpine Construction Finance Co., LP/CCFC Finance Corp., (144A), 8%, due 06/01/16(1)	1,027,500
1,750,000	Dynegy Roseton/Danskammer Pass Through Trust, Series B, 7.67%, due 11/08/16(EETC)	1,700,790
650,000	Edison Mission Energy, 7%, due 05/15/17	455,000
535,000	Mirant North America LLC, 7.375%, due 12/31/13	537,675
1,025,000	NRG Energy, Inc., 7.25%, due 02/01/14	1,039,094

	Total Electric Utilities	5,780,059

	Healthcare Providers (0.9%)
1,000,000	Community Health Systems, Inc., 8.875%, due 07/15/15	1,035,000
1,000,000	HCA, Inc., (144A), 8.5%, due 04/15/19(1)	1,080,000

	Total Healthcare Providers	2,115,000

	Oil & Gas (0.9%)
1,535,000	Sabine Pass LNG, LP, 7.5%, due 11/30/16	1,364,231
791,000	Southern Union Co., 7.2%, due 11/01/66(2)	739,585

	Total Oil & Gas	2,103,816

	Telephone Systems (0.2%)
525,000	Sprint Capital Corp., 7.625%, due 01/30/11	540,750

	Total Corporate Bonds (Cost: $16,754,215)	16,818,068

	Municipal Obligations (0.6%)
1,000,000	California State Build America Bonds, 7.3%, due 10/01/39	1,004,540
600,000	Illinois State Build America Bonds, 6.63%, due 02/01/35	591,060

	Total Municipal Obligations (Cost: $1,555,421)	1,595,600

	Total Fixed Income Securities (Cost: $ 215,884,878) (98.8%)	242,248,416

	Convertible Securities

	Convertible Corporate Bonds (4.2%)

	Banking (0.6%)
907,000	Euronet Worldwide, Inc., 3.5%, due 10/15/25	857,115
683,000	National City Corp., 4%, due 02/01/11	698,368

	Total Banking	1,555,483

	Communications (0.5%)
1,297,000	Ciena Corp., 0.25%, due 05/01/13	1,088,515

	Electronics (0.6%)
45,000	JA Solar Holdings Co., Ltd., 4.5%, due 05/15/13	37,688

See accompanying Notes to Schedule of Investments.

Principal Amount		Value
$751,000	LSI Logic Corp., 4%, due 05/15/10	$754,755
159,000	Rovi Corp., (144A), 2.625%, due 02/15/40(1)	159,596
339,000	Xilinx, Inc., (144A), 3.125%, due 03/15/37(1)	314,422
220,000	Xilinx, Inc., 3.125%, due 03/15/37	204,050

	Total Electronics	1,470,511

	Financial Services (0.4%)
256,000	Janus Capital Group, Inc., 3.25%, due 07/15/14	325,650
625,000	Jefferies Group, Inc., 3.875%, due 11/01/29	624,219

	Total Financial Services	949,869

	Healthcare Providers (0.4%)
1,186,000	Omnicare, Inc., 3.25%, due 12/15/35	1,009,583

	Medical Supplies (0.1%)
160,000	Integra LifeSciences Holdings Corp., (144A), 2.375%, due 06/01/12(1)	154,800
160,000	Integra LifeSciences Holdings Corp., (144A), 2.75%, due 06/01/10(1)	159,600

	Total Medical Supplies	314,400

	Metals (0.1%)
224,000	Sterlite Industries India, Ltd., 4%, due 10/30/14	238,000

	Oil & Gas (0.5%)
443,000	Transocean, Inc., Class A, 1.625%, due 12/15/37	443,554
442,000	Transocean, Inc., Class B, 1.5%, due 12/15/37	433,712
442,000	Transocean, Inc., Class C, 1.5%, due 12/15/37	425,425

	Total Oil & Gas	1,302,691

	Pharmaceuticals (0.2%)
357,000	United Therapeutics Corp., (144A), 0.5%, due 10/15/11(1)	533,269

	Real Estate (0.7%)
1,517,000	Affordable Residential Communities, Inc., (144A), 7.5%, due 08/15/25 (Cost $1,516,330, Acquired 08/03/2005-05/12/2006) (1)(4)(5)	1,626,982

	Retailers (0.1%)
140,000	RadioShack Corp., (144A), 2.5%, due 08/01/13(1)	164,150

	Total Convertible Corporate Bonds (Cost: $9,918,675)	10,253,453

Number of Shares

	Convertible Preferred Stocks (2.1%)

	Advertising (0.3%)
800	Interpublic Group of Cos., Inc., (144A), $52.50(1)	652,200

	Beverages, Food & Tobacco (0.1%)
5,900	Archer-Daniels-Midland Co., $3.125	241,133

	Commercial Services (0.1%)
10,940	United Rentals Trust I, $3.25	332,302

See accompanying Notes to Schedule of Investments.

Number of Shares		Value

	Electric Utilities (0.3%)
16,500	AES Corp., $3.375	$746,295

	Financial Services (0.1%)
2,724	Vale Capital, Ltd., Series A, $2.75	155,779
1,612	Vale Capital, Ltd., Series B, $2.75	100,649

	Total Financial Services	256,428

	Insurance (0.4%)
13,105	Reinsurance Group of America, Inc., $2.875	885,407

	Oil & Gas (0.3%)
8,200	Chesapeake Energy Corp., $5.00	690,440

	Pharmaceuticals (0.2%)
330	Mylan, Inc., $65.00	448,800

	Transportation (0.3%)
660	Kansas City Southern, $51.25	845,790

	Total Convertible Preferred Stocks (Cost: $5,050,597)	5,098,795

	Total Convertible Securities (Cost: $ 14,969,272) (6.3%)	15,352,248

	Common Stock

	Aerospace & Defense (0.2%)
5,300	Honeywell International, Inc.	239,931
6,400	Textron, Inc.	135,872

	Total Aerospace & Defense	375,803

	Apparel Retailers (0.1%)
12,200	Gap, Inc. (The)	281,942

	Banking (0.3%)
10,700	JPMorgan Chase & Co.	478,825
11,400	New York Community Bancorp, Inc.	188,556

	Total Banking	667,381

	Beverages, Food & Tobacco (0.3%)
1,100	Kellogg Co.	58,773
12,000	Kraft Foods, Inc.	362,880
17,100	Sara Lee Corp.	238,203

	Total Beverages, Food & Tobacco	659,856

	Building Materials (0.1%)
10,600	Home Depot, Inc. (The)	342,910

	Chemicals (0.1%)
9,900	Du Pont (E.I.) de Nemours & Co.	368,676

	Commercial Services (0.1%)
6,900	H&R Block, Inc.	122,820
5,200	Waste Management, Inc.	179,036

	Total Commercial Services	301,856

See accompanying Notes to Schedule of Investments.

Number of Shares		Value

	Communications (0.1%)
25,200	Motorola, Inc. (6)	$176,904

	Computers & Information (0.3%)
8,000	Dell, Inc. (6)	120,080
3,000	Hewlett-Packard Co.	159,450
3,100	International Business Machines Corp.	397,575

	Total Computers & Information	677,105

	Electric Utilities (0.1%)
6,300	American Electric Power Co., Inc.	215,334

	Electronics (0.3%)
2,400	Analog Devices, Inc.	69,168
13,300	Intel Corp.	296,058
12,700	Tyco Electronics, Ltd.	348,996

	Total Electronics	714,222

	Entertainment & Leisure (0.1%)
15,600	Regal Entertainment Group	274,092
3,000	Time Warner, Inc.	93,810

	Total Entertainment & Leisure	367,902

	Financial Services (0.3%)
3,200	American Express Co.	132,032
3,872	Ameriprise Financial, Inc.	175,634
8,800	Blackstone Group, LP (The)	123,200
7,700	Morgan Stanley	225,533

	Total Financial Services	656,399

	Forest Products & Paper (0.4%)
6,100	Avery Dennison Corp.	222,101
5,100	Kimberly-Clark Corp.	320,688
6,900	MeadWestvaco Corp.	176,295
14,000	Packaging Corp. of America	344,540

	Total Forest Products & Paper	1,063,624

	Healthcare Providers (0.0%)
20,400	Tenet Healthcare Corp. (6)	116,688

	Heavy Construction (0.1%)
12,550	Lennar Corp., Class A	215,985

	Heavy Machinery (0.1%)
5,300	Baker Hughes, Inc.	248,252

	Industrial - Diversified (0.2%)
13,100	General Electric Co.	238,420
8,100	Tyco International, Ltd.	309,825

	Total Industrial - Diversified	548,245

See accompanying Notes to Schedule of Investments.

Number of Shares		Value

	Insurance (0.2%)
12,400	MBIA, Inc. (6)	$77,748
7,600	Travelers Cos., Inc. (The)	409,944

	Total Insurance	487,692

	Media - Broadcasting & Publishing (0.1%)
11,900	Comcast Corp., Class A	223,958

	Medical Supplies (0.1%)
7,500	Boston Scientific Corp. (6)	54,150
2,200	Thermo Fisher Scientific, Inc. (6)	113,168

	Total Medical Supplies	167,318

	Metals (0.2%)
14,100	Alcoa, Inc.	200,784
3,700	United States Steel Corp.	235,024

	Total Metals	435,808

	Oil & Gas (0.5%)
1,400	Anadarko Petroleum Corp.	101,962
1,800	BP PLC (SP ADR)	102,726
4,400	Chevron Corp.	333,652
3,200	Devon Energy Corp.	206,176
5,250	Ensco International PLC (SP ADR)	235,095
5,300	Marathon Oil Corp.	167,692
7,200	Valero Energy Corp.	141,840

	Total Oil & Gas	1,289,143

	Pharmaceuticals (0.3%)
9,500	Bristol-Myers Squibb Co.	253,650
19,300	Pfizer, Inc.	330,995
6,000	Watson Pharmaceuticals, Inc. (6)	250,620

	Total Pharmaceuticals	835,265

	Prepackaged Software (0.1%)
6,500	CA, Inc.	152,555

	Real Estate (0.1%)
8,700	Annaly Capital Management, Inc.	149,466

	Retailers (0.1%)
4,800	CVS Caremark Corp.	175,488
3,900	Foot Locker, Inc.	58,656

	Total Retailers	234,144

	Telephone Communications, exc. Radio (0.2%)
10,800	AT&T, Inc.	279,072
61,600	Qwest Communications International, Inc.	321,552

	Total Telephone Communications, exc. Radio	600,624

See accompanying Notes to Schedule of Investments.

Number of Shares		Value

	Telephone Systems (0.1%)
17,100	Windstream Corp.	$186,219

	Transportation (0.0%)
1,800	CSX Corp.	91,620

	Total Common Stock (Cost: $ 12,541,983) (5.2%)	12,852,896

Principal Amount

	Short-Term Investments (0.0%)
102,533	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 04/01/10 (collateralized by $105,000, U.S. Treasury Bill, 0.17%, due 06/03/10, valued at $104,969) (Total Amount to be Received Upon Repurchase $102,533)	102,533

	Total Short-Term Investments (Cost: $102,533)	102,533

	TOTAL INVESTMENTS (Cost $243,498,666) (110.3%)	270,556,093
	LIABILITIES IN EXCESS OF OTHER ASSETS (-10.3%)	(25,225,260)

	NET ASSETS (100.0%)	$245,330,833

Notes to Schedule of Investments:
(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the value of these securities amounted to $11,980,131 or 4.9% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.
(2)		Floating or variable rate security. The interest shown reflects the rate in effect at March 31, 2010.
(3)		As of March 31, 2010, security is not accruing interest.
(4)		Restricted security (Note 4).
(5)		Illiquid security.
(6)		Non-income producing security.
EETC	-	Enhanced Equipment Trust Certificates.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
P/O	-	Principal Only Security.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
TAC	-	Target Amortization Class.

See accompanying Notes to Schedule of Investments.

Investments by Industry (Unaudited)	March 31, 2010

Industry*	Percentage of Net Assets
Private Mortgage-Backed Securities	67.2%
U.S. Government Agency Obligations	23.3
Electric Utilities	2.8
Banking	1.8
Oil & Gas	1.4
Airlines	1.3
Healthcare Providers	1.3
Asset Backed Securities	0.8
Pharmaceuticals	0.7
Oil, Gas & Consumable Fuels	0.7
Real Estate	0.7
Municipal Obligations	0.6
Electronics	0.6
Insurance	0.6
Financial Services	0.6
Media	0.5
Communications	0.5
Food Products	0.4
Road & Rail	0.3
Telephone Systems	0.3
Industrial Conglomerates	0.3
Computers & Peripherals	0.3
Specialty Retail	0.2
Diversified Telecommunication Services	0.2
Capital Markets	0.2
Diversified Financial Services	0.2
Metals & Mining	0.2
Electronic Equipment, Instruments and Components	0.2
Chemicals	0.1
Semiconductors & Semiconductor Equipment	0.1
Containers & Packaging	0.1
Commercial Services	0.1
Household Products	0.1
Medical Supplies	0.1
Heavy Machinery	0.1
Aerospace & Defense	0.1
Metals	0.1
Energy Equipment & Services	0.1
Forest Products & Paper	0.1
Household Durables	0.1
Thrifts & Mortgage Finance	0.1
Commercial Services & Supplies	0.1
Communications Equipment	0.1
Paper & Forest Products	0.1
Food & Staples Retailing	0.1
Retailers	0.1
Software	0.1
Real Estate Investment Trusts (REITs)	0.1

See accompanying notes to Schedule of Investments.

Investments by Industry (Unaudited)	March 31, 2010

Life Sciences Tools & Services	0.1
Diversified Consumer Services	0.0	*
Health Care Providers & Services	0.0	*
Health Care Equipment & Supplies	0.0	*
Short-Term Investments	0.0	*

Total	110.3%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

Notes to Schedule of Investments (Unaudited)	March 31, 2010

Note 1—Significant Accounting Policies:

TCW Strategic Income Fund, Inc. (the “Fund”) was incorporated in Maryland on January 13, 1987 as a diversified, closed-end investment management company and is registered under the Investment Company Act of 1940, as amended, and is traded on the New York Stock Exchange under the symbol TSI. The Fund commenced operations on March 5, 1987. The Fund’s investment objective is to seek a total return comprised of current income and capital appreciation by investing in convertible securities, marketable equity securities, investment-grade debt securities, high-yield debt securities, options, securities issued or guaranteed by the United States Government, its agencies and instrumentalities (“U.S. Government Securities”), repurchase agreements, mortgage related securities, asset-backed securities, money market securities and other securities without limit believed by the Fund’s investment advisor to be consistent with the Fund’s investment objective. TCW Investment Management Company (the “Advisor”) is the investment advisor to the Fund and is registered under the Investment Advisers Act of 1940.

Security Valuation: Securities traded on national exchanges are valued at the last reported sales price or the mean of the current bid and asked prices if there are no sales in the trading period. Other securities which are traded on the over-the-counter market are valued at the mean of the current bid and asked prices. Short-term debt securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, where upon they will be valued at amortized value using their value of the 61st day prior to maturity.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or mean prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. There were no fair valued securities at March 31, 2010.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset Backed Securities	$—	$1,897,026	$—	$1,897,026

Collateralized Mortgage Obligations
Private Mortgage-Backed Securities	—	164,769,684	—	164,769,684
U.S. Government Agency Obligations	—	57,168,038	—	57,168,038

Total Collateralized Mortgage Obligations	—	221,937,722	—	221,937,722

Corporate Bonds
Airlines	—	3,203,735	—	3,203,735
Banking	—	3,074,708	—	3,074,708
Electric Utilities	—	5,780,059	—	5,780,059
Healthcare Providers	—	2,115,000	—	2,115,000
Oil & Gas	—	2,103,816	—	2,103,816
Telephone Systems	—	540,750	—	540,750

Total Corporate Bonds	—	16,818,068	—	16,818,068

Municipal Obligations	—	1,595,600	—	1,595,600

Total Fixed Income Securities	—	242,248,416	—	242,248,416

Convertible Securities
Convertible Corporate Bonds
Banking	—	1,555,483	—	1,555,483
Communications	—	1,088,515	—	1,088,515
Electronics	—	1,470,511	—	1,470,511
Financial Services	—	949,869	—	949,869
Healthcare Providers	—	1,009,583	—	1,009,583
Medical Supplies	—	314,400	—	314,400
Metals	—	238,000	—	238,000
Oil & Gas	—	1,302,691	—	1,302,691
Pharmaceuticals	—	533,269	—	533,269
Real Estate	—	1,626,982	—	1,626,982
Retailers	—	164,150	—	164,150

Total Convertible Corporate Bonds	—	10,253,453	—	10,253,453

Convertible Preferred Stocks
Advertising	—	652,200	—	652,200
Beverages, Food & Tobacco	—	241,133	—	241,133
Commercial Services	—	332,302	—	332,302
Electric Utilities	746,295	—	—	746,295
Financial Services	256,428	—	—	256,428
Insurance	885,407	—	—	885,407
Oil & Gas	690,440	—	—	690,440
Pharmaceuticals	448,800	—	—	448,800
Transportation	—	845,790	—	845,790

Total Convertible Preferred Stocks	3,027,370	2,071,425	—	5,098,795

Total Convertible Securities	3,027,370	12,324,878	—	15,352,248

Common Stock
Aerospace & Defense	375,803	—	—	375,803
Apparel Retailers	281,942	—	—	281,942
Banking	667,381	—	—	667,381
Beverages, Food & Tobacco	659,856	—	—	659,856
Building Materials	342,910	—	—	342,910
Chemicals	368,676	—	—	368,676
Commercial Services	301,856	—	—	301,856
Communications	176,904	—	—	176,904
Computers & Information	677,105	—	—	677,105
Electric Utilities	215,334	—	—	215,334
Electronics	714,222	—	—	714,222
Entertainment & Leisure	367,902	—	—	367,902
Financial Services	656,399	—	—	656,399
Forest Products & Paper	1,063,624	—	—	1,063,624
Healthcare Providers	116,688	—	—	116,688

Heavy Construction	215,985	—	—	215,985
Heavy Machinery	248,252	—	—	248,252
Industrial—Diversified	548,245	—	—	548,245
Insurance	487,692	—	—	487,692
Media—Broadcasting & Publishing	223,958	—	—	223,958
Medical Supplies	167,318	—	—	167,318
Metals	435,808	—	—	435,808
Oil & Gas	1,289,143	—	—	1,289,143
Pharmaceuticals	835,265	—	—	835,265
Prepackaged Software	152,555	—	—	152,555
Real Estate	149,466	—	—	149,466
Retailers	234,144	—	—	234,144
Telephone Communications, exc. Radio	600,624	—	—	600,624
Telephone Systems	186,219	—	—	186,219
Transportation	91,620	—	—	91,620

Total Common Stock	12,852,896	—	—	12,852,896

Short-Term Investment	—	102,533	—	102,533

Total	$15,880,266	$254,675,827	$—	$270,556,093

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of 12/31/09	Accrued Discounts (Premiums)	Realized Gain/Loss and Change in Unrealized Appreciation/ (Depreciation)	Net Purchases (Sales)	Net Transfers in and/or Out of Level 3	Balance as of 03/31/10	Net Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held as of 03/31/10
Fixed Income Securities
Asset Backed Securities	$2,024	$0	($2,024)	$0	$0	$0	$0
Collateralized Debt Obligations	6,772,061	0	5,140,789	(11,912,850)	0	0	0

Total	$6,774,085	$0	$5,138,765	($11,912,850)	$0	$0	$0

Note 2—Federal Income Taxes:

It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At March 31, 2010, net unrealized appreciation (depreciation) for federal income tax purposes is comprised of the following components:

Appreciated securities	$38,930,094
Depreciated securities	(13,927,125)

Net unrealized appreciation/(depreciation)	$25,002,969

Cost of securities for federal income tax purposes	$245,553,124

The Fund did not have any unrecognized tax benefits at March 31, 2010, nor were there any increases or decreases in unrecognized tax benefits for the period then ended; and therefore no interest or penalties were accrued. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 3—Security Lending:

The Fund can lend securities to brokers. The brokers must provide collateral, which must be maintained at not less than 100% of the value of the loaned securities, to secure the obligation. The Fund receives income, net of broker fees, by investing the collateral. The Fund did not lend securities any time during the three months ended March 31, 2010.

Note 4—Restricted Securities:

The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities (excluding Rule 144A issues) at March 31, 2010. However, certain 144A securities were deemed illiquid as of March 31, 2010 and therefore were considered restricted. Aggregate cost and fair value of such securities held at March 31, 2010 were as follows:

	Aggregate Cost	Aggregate Value	Value as a Percentage of Fund’s Net Assets
Total of Restricted Securities	$1,516,398	$1,626,982	0.66%

Note 5—Recently Issued Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Effective for interim and annual reporting periods beginning after December 15, 2009, entities will be required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

Note 6—Subsequent Events:

The Advisor has evaluated the possibility of subsequent events existing in this report through May 7, 2010. The Advisor has determined that there are no material events that would require recognition or disclosure in this report through this date.

Item 2.	Controls and Procedures.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Strategic Income Fund, Inc.

By (Signature and Title)	/s/ Charles W. Baldiswieler

Charles W. Baldiswieler Chief Executive Officer

Date	May 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles W. Baldiswieler

Charles W. Baldiswieler Chief Executive Officer

Date	May 7, 2010

By (Signature and Title)	/s/ David S. DeVito

David S. DeVito Chief Financial Officer

Date	May 7, 2010